Shareholders' Equity - Assumptions (Details)	12 Months Ended
Dec. 31, 2018 $ / shares
Shareholders' Equity
Weighted average fair value of option granted	$ 1.82
Risk-free interest rate	2.20%
Expected term in years	2 years 6 months
Volatility	50.00%
Dividend rate	0.00%